UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-03310

Name of Fund: Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch
              Retirement Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/06

Date of reporting period: 11/01/05 - 10/31/06

Item 1 - Report to Stockholders

Annual Report
October 31, 2006

Merrill Lynch Retirement
Reserves Money Fund

Of Merrill Lynch Retirement Series Trust

Merrill Lynch Retirement Reserves Money Fund

Proxy Results

During the six-month period ended October 31, 2006, Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust's shareholders voted on the following proposals. On July 31, 2006, a special shareholders' meeting was adjourned with respect to Proposals 1 and 3 until August 31, 2006, at which time they passed. A description of the proposals and number of shares voted were as follows:

---------------------------------------------------------------------------------------------------------------------------
                                                                 Shares Voted          Shares Voted            Shares Voted
                                                                     For                  Against                 Abstain
---------------------------------------------------------------------------------------------------------------------------
1. To approve a new investment advisory agreement with
   BlackRock Advisors, Inc.                                     1,914,031,531           65,905,610              44,123,888
---------------------------------------------------------------------------------------------------------------------------
3. To approve a contingent subadvisory agreement with
   BlackRock Advisors, Inc.                                     1,910,522,609           69,405,300              44,133,120
---------------------------------------------------------------------------------------------------------------------------

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


2      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006

A Letter to Shareholders

Dear Shareholder

Ten months into 2006, we are able to say it has been an interesting year for investors. After a volatile start and far-reaching mid-year correction, the financial markets regained some positive momentum through late summer and fall. For the six- and 12-month periods ended October 31, 2006, most major market indexes managed to post positive returns:

Total Returns as of October 31, 2006                                  6-month   12-month
========================================================================================
U.S. equities (Standard & Poor's 500 Index)                            +6.11%    +16.34%
----------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                           +0.90     +19.98
----------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)      +3.77     +27.52
----------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                    +4.60     + 5.19
----------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)         +4.12     + 5.75
----------------------------------------------------------------------------------------
High yield bonds (Credit Suisse High Yield Index)                      +4.66     +10.29
----------------------------------------------------------------------------------------

The Federal Reserve Board (the Fed), after raising the target short-term interest rate 17 times between June 2004 and June 2006, finally opted to pause on August 8, 2006. This left the federal funds rate at 5.25%, where it remained through the September and October Fed meetings. In interrupting its two-year rate-hiking campaign, the Fed acknowledged that economic growth is slowing, led by softness in the housing market. However, the central bankers continue to take a cautionary position on inflation, despite a decline in energy prices in recent months. At the time of this writing, the price of oil had settled into the $60-per-barrel range after reaching nearly $78 per barrel earlier in the year.

Notwithstanding the mid-year correction, equity markets generally found support in solid corporate earnings reports in the first three quarters of the year. Overall corporate health, including strong company balance sheets, helped to sustain robust dividend-distribution, share-buyback and merger-and-acquisition activity. Many international equity markets fared equally well or better, thanks in part to higher economic growth rates and low inflation.

In the U.S. bond market, prices declined for much of the year as investors focused on decent economic activity and inflation concerns. Bond prices began to improve in late June as the economy showed signs of weakening and inflation pressures subsided. Notably, the Treasury curve inverted periodically, a phenomenon typically associated with periods of economic weakness. At the end of October, the one-month Treasury bill offered the highest yield on the curve at 5.18%, while the 30-year Treasury bond had a yield of 4.72%.

Amid the uncertainty inherent in the financial markets, we encourage you to review your goals periodically with your financial professional and to make portfolio changes, as needed. For additional insight and timely "food for thought" for investors, we also invite you to visit Shareholder magazine at www.blackrock.com/shareholdermagazine. We are pleased to make our investor-friendly magazine available to you online. We thank you for trusting BlackRock with your investment assets, and we look forward to continuing to serve your investment needs.

                                                         Sincerely,


                                                         /s/ Robert C. Doll, Jr.

                                                         Robert C. Doll, Jr.
                                                         President and Trustee


       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006        3

A Discussion With Your Fund's Portfolio Manager

      We maintained a relatively conservative approach throughout the fiscal year as the longer end of the money market yield curve gradually flattened and, therefore, presented fewer compelling opportunities.

How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended October 31, 2006, Merrill Lynch Retirement Reserves Money Fund's Class I and Class II Shares paid shareholders net annualized dividends of 4.21% and 4.22%, respectively. For the six-month period ended October 31, 2006, the Fund's Class I and Class II Shares paid shareholders net annualized dividends of 4.70% and 4.71%, respectively. As of October 31, 2006, the Fund's Class I and Class II Shares had seven-day yields of 4.81% and 4.82%, respectively.

The Fund's average portfolio maturity at October 31, 2006, was 42 days, compared to 59 days at April 30, 2006 and 61 days at October 31, 2005.

Economic growth, after slipping to 1.7% in the final quarter of 2005, advanced a healthy 5.6% in the first quarter of 2006. The rapid growth in gross domestic product (GDP) was short-lived, however, as higher interest rates and a slowdown in both housing and employment served to drag down economic activity in the second and third quarters of 2006. GDP advanced at a rate of 2.6% in the second quarter and was estimated at 2.2% for the third quarter.

As the 12-month period progressed, it seemed that the continued tightening of monetary policy by the Federal Reserve Board (the Fed) had finally had the desired effect of slowing economic activity to a more sustainable pace. At its June 29 meeting, the Fed raised the federal funds rate 25 basis points (.25%) for the 17th consecutive time, lifting the benchmark rate to its current level of 5.25%. The central bank subsequently left the target rate unchanged at its August, September and October meetings, indicating that monetary policy will be "data dependent" going forward.

Earlier in the period, as the economy and inflation grew above expectations, new Fed Chairman Ben Bernanke was under pressure to establish credibility as an inflation hawk. Yields in the short end of the curve rose as investors priced in several more interest rate hikes. The one-year London InterBank Offered Rate (LIBOR) rose more than 50 basis points during the second quarter of 2006, peaking at 5.77% in late June. At the same time, longer-term yields remained in a narrow range, with investors appearing to give more credence to a scenario of a weaker economy within the next few quarters and exhibiting confidence in the Fed's ability to contain inflation.

As yields in the front end continued to climb, our significant exposure to variable rate sectors proved beneficial. We looked to maintain a roughly 50% allocation, typically favoring corporate and bank issues. Spreads on agency issues remained at extremely rich levels and, in our view, warranted little attention. We gradually reduced the portfolio's duration throughout the period. This allowed the Fund to avoid unnecessary unrealized losses as long as the Fed was actively raising rates.

How did you manage the portfolio during the period?

Our average duration target, which had been in the 50-day to 65-day range in the first six months of the year, was modestly reduced to the 45-day to 55-day range in the latter half of the period. Along with variable rate product, we preferred fixed rate instruments in the three-month and six-month sectors. We believed these areas offered the greatest value from a risk/reward standpoint, enabling us to capture some steepness in the front end of the curve while limiting our interest rate exposure. We did believe there could be one or perhaps even two additional interest rate hikes in the second half of the fiscal period. However, we believed that if we could find yields approaching 5.50% in the aforementioned sectors, we would be fairly compensated for the risks. As the curve was relatively flat from six months out to two years, there was no incentive to consider longer maturities. When yields were not available at our targeted levels, we were resigned to invest in securities with shorter tenors.

In the third quarter of 2006, short-term yields retraced their second-quarter move higher. At September 30, one-year LIBOR was back at 5.30% and the two-year Treasury yield had fallen to 4.70%. Federal funds futures, which were predicting further rate increases only a short time ago, were now pricing in the probability of an interest rate cut at some point over the next few Federal Open Market Committee (FOMC) meetings.

This market shift was reinforced when the FOMC acknowledged that weakness in the housing sector had contributed to a moderation in economic growth. Higher interest rates have had a negative impact on home affordability for consumers.


4      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006

Data on existing home sales and housing starts has shown persistent weakness, with prices falling in some parts of the country. At the same time, inventories of unsold homes are at record highs. If we were to see a sizable increase in the number of borrowers who are unable to keep up with the higher mortgage payments on their adjustable rate loans, and assuming less availability to do cash-out refinancing, it is feared that consumer spending could be sharply curtailed.

Against this backdrop, we began to concentrate our efforts on maturities of 90 days and shorter. Overnight investments were no longer a viable option, as they had been trading at levels well below the federal funds target of 5.25%. Thus, toward the end of the fiscal year, we added significant holdings of one-month, two-month and three-month commercial paper and certificates of deposit.

How would you characterize the Fund's position at the close of the period?

At period-end, the front end of the yield curve was inverted, with one-month issues offering a yield of 5.28% while one-year and two-year yields stood at 4.99% and 4.71%, respectively. As such, we expect to continue buying the higher-yielding, three-month maturities as opposed to the lower-yielding, longer-dated maturities, which would require an imminent interest rate cut in order to prove beneficial. The unemployment rate remains low at 4.4% and the price of oil has settled in around $60 per barrel, both providing a tailwind for the consumer. Most importantly, according to the most recent Fed speak, inflation is still a concern. Thus, unless the economic landscape changes dramatically or yields return to more attractive levels, we continue to be cautious.

The portfolio's composition, as a percent of net assets, at the end of October and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                             10/31/06    4/30/06
--------------------------------------------------------------------------------
Bank Notes ...............................................      0.9%       1.1%
Certificates of Deposit ..................................      0.7         --
Certificates of Deposit -- European ......................       --        2.8
Certificates of Deposit -- Yankee* .......................      9.4       13.4
Commercial Paper .........................................     51.0       35.3
Corporate Notes ..........................................     21.3       22.6
Funding Agreements .......................................      3.6        4.1
Repurchase Agreements ....................................      8.9        9.2
U.S. Government Agency &
  Instrumentality Obligations --
  Non-Discount Notes .....................................      5.6       12.6
Liabilities in Excess of Other Assets ....................     (1.4)      (1.1)
                                                            --------------------
Total ....................................................    100.0%     100.0%
                                                            ====================
*     U.S. branches of foreign banks.

Patrick J. Ford
Portfolio Manager

November 9, 2006

--------------------------------------------------------------------------------
Effective October 2, 2006, Patrick J. Ford assumed responsibility for the day-to-day management of the Fund's portfolio. Mr. Ford is a Director and Portfolio Manager with BlackRock, Inc. (Cash Management Group). Prior to joining BlackRock in 1989, he was responsible for the trading of federal funds and Eurodollars in the national market for the Treasury Division of PNC Bank, starting in 1984. Prior to that, Mr. Ford worked for PFPC, Inc. as a mutual fund accounting supervisor.
--------------------------------------------------------------------------------


       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006        5

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on May 1, 2006 and held through October 31, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                            Expenses Paid
                                                               Beginning                 Ending          During the Period*
                                                             Account Value            Account Value        May 1, 2006 to
                                                              May 1, 2006           October 31, 2006      October 31, 2006
===========================================================================================================================
Actual
===========================================================================================================================
Class I                                                         $1,000                  $1,023.40               $2.99
---------------------------------------------------------------------------------------------------------------------------
Class II                                                        $1,000                  $1,023.50               $2.99
===========================================================================================================================
Hypothetical (5% annual return before expenses)**
===========================================================================================================================
Class I                                                         $1,000                  $1,022.54               $2.99
---------------------------------------------------------------------------------------------------------------------------
Class II                                                        $1,000                  $1,022.54               $2.99
---------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.58% for Class I and .58% for Class II), multiplied by the average account value over the period, multiplied by 186/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


6      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006

Schedule of Investments                                           (in Thousands)

                                  Face     Interest        Maturity
Issue                            Amount      Rate*           Date       Value
===============================================================================
Bank Notes--0.9%
===============================================================================
Bank of America                 $ 37,000     5.31 %(a)    1/23/2007  $   37,000
Securities
-------------------------------------------------------------------------------
Total Bank Notes (Cost--$37,000)...................................      37,000
===============================================================================
Certificates of Deposit--0.7%
===============================================================================
Citibank, NA                      27,000     5.32         1/25/2007      27,001
-------------------------------------------------------------------------------
Total Certificates of Deposit
(Cost--$27,000)....................................................      27,001
===============================================================================
Certificates of Deposit--Yankee--9.4%
===============================================================================
Banco Bilbao                      19,000     5.255        4/11/2007      18,979
Vizcaya Argentaria
SA, NY
-------------------------------------------------------------------------------
Barclays Bank                     36,000     5.265 (a)   12/20/2006      35,999
Plc, NY                           35,000     5.276 (a)    7/05/2007      34,996
-------------------------------------------------------------------------------
Calyon, NY                        23,000     4.80        12/27/2006      22,975
                                  16,600     5.20         3/30/2007      16,579
-------------------------------------------------------------------------------
Canadian Imperial                 23,000     4.75        12/05/2006      22,983
Bank of                           67,000     5.40 (a)    10/15/2007      67,000
Commerce, NY
-------------------------------------------------------------------------------
Credit Suisse                     49,000     4.75        11/07/2006      48,993
Group, NY
-------------------------------------------------------------------------------
HBOS Treasury                     14,600     5.28         1/31/2007      14,594
Services Plc, NY
-------------------------------------------------------------------------------
Royal Bank of                     28,000     5.265 (a)   11/16/2006      28,000
Scotland, NY
-------------------------------------------------------------------------------
Swedbank, NY                      16,600     5.199        3/30/2007      16,579
-------------------------------------------------------------------------------
UBS AG, NY                        49,000     5.30        11/20/2006      49,000
-------------------------------------------------------------------------------
Total Certificates of Deposit --
Yankee (Cost--$376,779)............................................     376,677
===============================================================================
Commercial Paper--51.0%
===============================================================================
Amstel Funding                    49,160     5.37         1/22/2007      48,570
Corp.
-------------------------------------------------------------------------------
Amsterdam                         15,310     5.28        11/06/2006      15,297
Funding Corp.                     35,000     5.26        11/14/2006      34,929
                                  21,771     5.37        12/14/2006      21,631
-------------------------------------------------------------------------------
Aspen Funding                     12,500     5.36        11/02/2006      12,497
Corp.                             12,200     5.36        11/06/2006      12,189
-------------------------------------------------------------------------------
Atlantis One                      30,000     5.33        12/18/2006      29,793
Funding Corp.
-------------------------------------------------------------------------------
Bank of America                   50,000     5.36         1/09/2007      49,496
Corp.
-------------------------------------------------------------------------------
Barclays U.S.                     29,000     5.26        11/13/2006      28,946
Funding Corp.                     18,000     5.26        11/15/2006      17,961
                                  24,000     5.255       12/06/2006      23,883
-------------------------------------------------------------------------------
Barton Capital, LLC               18,000     5.25        11/09/2006      17,977
                                  33,831     5.26        11/10/2006      33,782
-------------------------------------------------------------------------------
CAFCO, LLC                        25,000     5.25        11/16/2006      24,942
                                   5,000     5.36        12/06/2006       4,974
                                  35,000     5.35        12/18/2006      34,755
-------------------------------------------------------------------------------
CC (USA) Inc.                     39,000     5.125       11/22/2006      38,880
(Centauri)
-------------------------------------------------------------------------------
CRC Funding, LLC                  35,000     5.26        11/09/2006      34,954
                                  27,000     5.26        11/14/2006      26,945
                                  29,000     5.26        12/13/2006      28,826
                                  12,500     5.25        12/15/2006      12,418
-------------------------------------------------------------------------------
Citibank Dakota                   20,000     5.37         1/19/2007      19,769
CP Notes Program
-------------------------------------------------------------------------------
Cobbler Funding,                  10,000     5.38         1/29/2007       9,870
LLC
-------------------------------------------------------------------------------
Compass                           44,000     5.27        11/15/2006      43,903
Securitization, LLC
-------------------------------------------------------------------------------
Concord                           38,899     5.43        11/17/2006      38,803
Minutemen                         40,296     5.38         1/10/2007      39,880
Capital Co., LLC
-------------------------------------------------------------------------------
Credit Suisse                     45,000     5.33        12/19/2006      44,679
(USA), Inc.
-------------------------------------------------------------------------------
DEPFA Bank Plc                   120,000     5.36         1/04/2007     118,884
-------------------------------------------------------------------------------
DNB NOR Bank                      19,900     5.26        11/13/2006      19,863
ASA                               24,300     5.26         2/26/2007      23,884
                                  29,000     5.26         2/28/2007      28,496
-------------------------------------------------------------------------------
Dexia Delaware,                   44,000     5.32        12/27/2006      43,654
LLC
-------------------------------------------------------------------------------
Dresdner U.S.                     31,000     5.33        12/05/2006      30,844
Finance, Inc.
-------------------------------------------------------------------------------
Falcon Asset                      20,000     5.26        11/08/2006      19,977
Securitization Corp.              10,000     5.26        11/13/2006       9,981
-------------------------------------------------------------------------------
Gemini                            33,000     5.41        11/30/2006      32,855
Securitization
Corp., LLC
-------------------------------------------------------------------------------
Grampian Funding                  35,214     5.25        11/03/2006      35,199
Ltd.                              43,000     5.47        11/22/2006      42,862
-------------------------------------------------------------------------------
Greyhawk Funding,                 45,000     5.27        11/01/2006      44,993
LLC                               10,700     5.27        11/27/2006      10,658
                                  33,000     5.44         1/31/2007      32,559
-------------------------------------------------------------------------------
HBOS Treasury                     49,000     5.39        12/11/2006      48,713
Services Plc
-------------------------------------------------------------------------------
HSH Nordbank AG                   75,000     5.37         1/24/2007      74,078
-------------------------------------------------------------------------------
Jupiter                           20,000     5.28        11/07/2006      19,979
Securitization                    10,000     5.42        11/29/2006       9,958
Corp.
-------------------------------------------------------------------------------
Lake Constance                    45,000     5.41        11/20/2006      44,869
Funding
-------------------------------------------------------------------------------
Liberty Street                    40,000     5.39        12/05/2006      39,795
Funding Corp.
-------------------------------------------------------------------------------
Morgan Stanley                    10,000     5.32 (a)    12/01/2006      10,000
-------------------------------------------------------------------------------
Newport                           12,500     5.36        11/02/2006      12,497
Funding Corp.
-------------------------------------------------------------------------------
Old Line                          10,078     5.26        11/03/2006      10,074
Funding, LLC
-------------------------------------------------------------------------------
Prudential                        15,000     5.34         1/03/2007      14,863
Funding, LLC
-------------------------------------------------------------------------------
Ranger Funding                    25,000     5.26        11/06/2006      24,978
Co., LLC
-------------------------------------------------------------------------------
Regency Markets                   16,295     5.37         1/22/2007      16,098
Number 1, LLC
-------------------------------------------------------------------------------
SEB AB                            20,000     5.25        11/21/2006      19,939
-------------------------------------------------------------------------------
Sheffield                         23,000     5.27        11/09/2006      22,970
Receivables                       17,000     5.12        11/21/2006      16,948
Corp.                             33,000     5.26        11/30/2006      32,855


       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006        7

Schedule of Investments (continued)                               (in Thousands)

                                  Face     Interest        Maturity
Issue                            Amount      Rate*           Date       Value
===============================================================================
Commercial Paper (concluded)
===============================================================================
Societe Generale                $ 24,300     5.255%       2/20/2007  $   23,908
-------------------------------------------------------------------------------
Solitaire Funding,                67,500     5.25        11/27/2006      67,236
LLC
-------------------------------------------------------------------------------
Surrey                            40,000     5.38         1/30/2007      39,472
Funding Corp.
-------------------------------------------------------------------------------
Swedbank AB                        5,400     5.36         1/04/2007       5,349
(ForeningsSparbanken)
-------------------------------------------------------------------------------
Sydney Capital                     6,000     5.27        11/29/2006       5,974
Corp.
-------------------------------------------------------------------------------
Thames Asset Global               50,000     5.39         1/05/2007      49,521
Securitization
Number 1, Inc.
-------------------------------------------------------------------------------
Thunder Bay                       37,275     5.35        12/15/2006      37,030
Funding, LLC
-------------------------------------------------------------------------------
Toyota Motor                      25,000     5.33        12/06/2006      24,869
Credit Corp.
-------------------------------------------------------------------------------
UBS Finance                       14,000     5.40        11/06/2006      13,988
(Delaware), LLC                   55,000     5.33        12/18/2006      54,616
-------------------------------------------------------------------------------
Windmill                          28,000     5.26        11/08/2006      27,967
Funding Corp.                     22,000     5.26        11/15/2006      21,954
-------------------------------------------------------------------------------
Total Commercial Paper
(Cost--$2,035,622).................................................   2,035,756
===============================================================================
Corporate Notes--21.3%
===============================================================================
ANZ National                      23,000     5.30 (a)    11/07/2007      23,000
(International), Ltd.
-------------------------------------------------------------------------------
ASIF Global                       15,000     5.33 (a)    11/23/2007      15,000
Financing XXX
-------------------------------------------------------------------------------
American Honda                    24,500     5.459 (a)    8/08/2007      24,496
Finance Corp.
-------------------------------------------------------------------------------
Arkle Master Issuer               10,800     5.30 (a)    11/19/2007      10,800
Plc Series 2006-1A
Class 1A
-------------------------------------------------------------------------------
Bank of Ireland                   10,000     5.32 (a)    11/20/2007      10,000
-------------------------------------------------------------------------------
Beta Finance Inc.                 28,000     5.31 (a)     5/30/2007      27,998
-------------------------------------------------------------------------------
CC (USA) Inc.                     25,000     5.31 (a)    11/17/2006      25,000
(Centauri)
-------------------------------------------------------------------------------
Citigroup Inc.                    34,825     5.442 (a)    1/12/2007      34,832
-------------------------------------------------------------------------------
General Electric                  62,500     5.42 (a)    10/17/2007      62,500
Capital Corp.
-------------------------------------------------------------------------------
Goldman Sachs                     53,300     5.37 (a)    11/15/2007      53,300
Group, Inc.
-------------------------------------------------------------------------------
HSBC Finance, Inc.                39,000     5.35 (a)    11/23/2007      39,000
-------------------------------------------------------------------------------
Lehman Brothers                   44,000     5.37 (a)     6/26/2007      44,005
Holdings, Inc.
-------------------------------------------------------------------------------
Links Finance, LLC                28,000     5.344 (a)    1/16/2007      28,004
                                  22,500     5.326 (a)    1/30/2007      22,503
                                  22,500     4.95         2/12/2007      22,458
                                  24,000     5.265        4/25/2007      23,926
-------------------------------------------------------------------------------
MetLife Global                    17,000     5.33 (a)    11/06/2007      17,000
Funding I                         13,000     5.41 (a)    11/15/2007      13,000
-------------------------------------------------------------------------------
Nationwide                        13,000     5.424 (a)   10/26/2007      13,000
Building Society
-------------------------------------------------------------------------------
Northern Rock Plc                 23,000     5.46 (a)    10/09/2007      23,012
-------------------------------------------------------------------------------
Sigma Finance,                    83,000     5.31%(a)     4/04/2007      82,998
Inc.                              52,000     5.313 (a)    6/11/2007      51,998
                                  40,000     5.32 (a)     9/28/2007      39,998
-------------------------------------------------------------------------------
Stanfield Victoria                65,000     5.32 (a)     6/04/2007      64,994
Funding, LLC
-------------------------------------------------------------------------------
Toyota Motor                      49,000     5.27 (a)     7/19/2007      49,000
Credit Corp.                      20,000     5.325 (a)    7/26/2007      20,008
-------------------------------------------------------------------------------
Westpac                           11,000     5.43 (a)    10/11/2007      11,002
Banking Corp.
-------------------------------------------------------------------------------
Total Corporate Notes
(Cost--$852,925)...................................................     852,832
===============================================================================
Funding Agreements--3.6%
===============================================================================
General Electric                  50,000     5.37 (a)     6/07/2007      50,000
Capital Assurance
Co. (b)
-------------------------------------------------------------------------------
Jackson National                  35,000     5.383 (a)    5/01/2007      35,000
Life Insurance
Co. (b)
-------------------------------------------------------------------------------
New York Life                     40,000     5.37 (a)     5/25/2007      40,000
Insurance Co. (b)
-------------------------------------------------------------------------------
The Travelers                     20,000     5.373 (a)    3/01/2007      20,000
Insurance Co. (b)
-------------------------------------------------------------------------------
Total Funding Agreements
(Cost--$145,000)...................................................     145,000
===============================================================================
U.S. Government Agency & Instrumentality Obligations--Non-Discount--5.6%
===============================================================================
Fannie Mae                        27,500     4.875        1/11/2008      27,421
                                   7,000     4.96         2/08/2008       6,988
                                  18,000     5.25         4/04/2008      17,994
-------------------------------------------------------------------------------
Federal Farm                      76,000     5.29 (a)    12/22/2006      75,999
Credit Banks                      15,000     5.27 (a)     2/20/2008      14,998
-------------------------------------------------------------------------------
Federal Home                      15,000     3.25        11/29/2006      14,976
Loan Bank System                   7,000     3.75        11/30/2006       6,991
                                  12,500     3.45         1/10/2007      12,454
                                  10,000     4.00         6/13/2007       9,920
                                   4,700     4.21         9/14/2007       4,659
-------------------------------------------------------------------------------
Freddie Mac                       12,000     4.45         9/28/2007      11,922
                                   9,300     4.705       10/11/2007       9,260
                                   9,000     4.75        10/24/2007       8,958
-------------------------------------------------------------------------------
Total U.S. Government Agency & Instrumentality Obligations--Non-Discount
(Cost--$222,915)...................................................     222,540
-------------------------------------------------------------------------------


8      MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006

Schedule of Investments (concluded)                               (in Thousands)

Face
Amount                          Issue                                   Value
===============================================================================
Repurchase Agreements--8.9%
===============================================================================
$176,713        Deutsche Bank Securities Inc., purchased on
                10/31/2006 to yield 5.29% to 11/01/2006,
                repurchase price $176,739, collateralized by
                Federal Home Loan Bank, 0% to 6.125%
                due 7/17/2009 to 12/30/2019 and Federal
                Farm Credit Bank, 1.875% due 1/16/2007
                and Fannie Mae Discount Note, 0% due 2/23/2007       $  176,713
-------------------------------------------------------------------------------
180,000         UBS Securities LLC, purchased on 10/31/2006
                to yield 5.28% to 11/01/2006, repurchase
                price $180,026, collateralized by Farmer Mac,
                4.2501% due 7/29/2008 and Resolution
                Funding Corporation Stripped Interest, 0%
                due 1/15/2008 to 7/15/2020                              180,000
-------------------------------------------------------------------------------
Total Repurchase Agreement
(Cost--$356,713)...................................................     356,713
-------------------------------------------------------------------------------
Total Investments
(Cost--$4,053,954**)--101.4%.......................................   4,053,519

Liabilities in Excess of Other Assets--(1.4%)......................     (57,562)
                                                                     ----------
Net Assets--100.0%.................................................  $3,995,957
                                                                     ==========

--------------------------------------------------------------------------------

* Commercial Paper and certain U.S. Government Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are the rates in effect at October 31, 2006.
** The cost and unrealized appreciation (depreciation) of investments as of October 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost...............................................  $4,053,954
                                                                     ==========
      Gross unrealized appreciation................................  $      234
      Gross unrealized depreciation................................        (669)
                                                                     ----------
      Net unrealized depreciation..................................  $     (435)
                                                                     ==========

(a)   Floating rate security.
(b) Restricted securities as to resale, representing 3.6% of net assets were as follows:

      --------------------------------------------------------------------------
                                         Acquisition
      Issue                                  Date           Cost          Value
      --------------------------------------------------------------------------
      General Electric Capital
        Assurance Co.,
        5.37% due 6/07/2007               6/07/2005       $ 50,000      $ 50,000

      Jackson National Life Insurance
        Co., 5.383% due 5/01/2007         5/02/2005         35,000        35,000

      New York Life Insurance Co.,
        5.37% due 5/25/2007               5/26/2005         40,000        40,000

      The Travelers Insurance Co.,
        5.373% due 3/01/2007              2/28/2006         20,000        20,000
      --------------------------------------------------------------------------
      Total                                               $145,000      $145,000
                                                          ======================

      See Notes to Financial Statements.


       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006        9

Statement of Assets and Liabilities

As of October 31, 2006
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value
             (identified cost--$4,053,953,785) ..............................................                       $ 4,053,518,976
            Receivables:
             Interest .......................................................................    $    15,672,719
             Beneficial interest sold .......................................................          3,199,964         18,872,683
                                                                                                 ---------------
            Prepaid expenses ................................................................                               126,133
                                                                                                                    ---------------
            Total assets ....................................................................                         4,072,517,792
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Bank overdraft ..................................................................                             1,969,608
            Payables:
               Beneficial interest redeemed .................................................         61,444,587
               Securities purchased .........................................................         10,800,000
               Investment adviser ...........................................................          1,504,704
               Other affiliates .............................................................            681,848         74,431,139
                                                                                                 ---------------
            Accrued expenses and other liabilities ..........................................                               159,646
                                                                                                                    ---------------
            Total liabilities ...............................................................                            76,560,393
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets ......................................................................                       $ 3,995,957,399
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
            Class I Shares of beneficial interest, $.10 par value, unlimited number
             of shares authorized ...........................................................                       $   386,513,842
            Class II Shares of beneficial interest, $.10 par value, unlimited number
             of shares authorized ...........................................................                            13,125,379
            Paid-in capital in excess of par ................................................                         3,596,752,987
            Undistributed investment income--net ............................................    $        15,179
            Accumulated realized capital losses--net ........................................            (15,179)
            Unrealized depreciation--net ....................................................           (434,809)
                                                                                                 ---------------
            Total accumulated losses--net ...................................................                              (434,809)
                                                                                                                    ---------------
            Net Assets ......................................................................                       $ 3,995,957,399
                                                                                                                    ===============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
            Class I--Based on net assets of $3,864,470,122 and 3,865,138,422 shares
             outstanding ....................................................................                       $          1.00
                                                                                                                    ===============
            Class II--Based on net assets of $131,487,277 and 131,253,786 shares
             outstanding ....................................................................                       $          1.00
                                                                                                                    ===============

      See Notes to Financial Statements.


10     MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006

Statement of Operations

For the Year Ended October 31, 2006
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Interest and amortization of premium and discount earned ........................                       $   178,279,595
                                                                                                                    ---------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees ........................................................    $    15,972,542
            Transfer agent fees--Class I ....................................................          4,048,971
            Accounting services .............................................................            447,567
            Registration fees ...............................................................            421,609
            Distribution fees--Class II .....................................................            258,477
            Printing and shareholder reports ................................................            254,762
            Transfer agent fees--Class II ...................................................            149,016
            Trustees' fees and expenses .....................................................            109,097
            Custodian fees ..................................................................             96,866
            Professional fees ...............................................................             73,120
            Pricing services ................................................................              9,504
            Other ...........................................................................             84,720
                                                                                                 ---------------
            Total expenses before waiver ....................................................         21,926,251
            Waiver of expenses ..............................................................           (258,477)
                                                                                                 ---------------
            Total expenses after waiver .....................................................                            21,667,774
                                                                                                                    ---------------
            Investment income--net ..........................................................                           156,611,821
                                                                                                                    ---------------
===================================================================================================================================
Realized & Unrealized Gain--Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain on investments--net ...............................................                                   200
            Change in unrealized depreciation on investments--net ...........................                             2,646,252
                                                                                                                    ---------------
            Total realized and unrealized gain--net .........................................                             2,646,452
                                                                                                                    ---------------
            Net Increase in Net Assets Resulting from Operations ............................                       $   159,258,273
                                                                                                                    ===============

      See Notes to Financial Statements.


       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006       11

Statements of Changes in Net Assets

                                                                                                          For the Year Ended
                                                                                                             October 31,
                                                                                                 ----------------------------------
Increase (Decrease) in Net Assets:                                                                     2006               2005
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income--net ..........................................................    $   156,611,821    $    94,707,729
            Realized gain--net ..............................................................                200              3,843
            Change in unrealized depreciation--net ..........................................          2,646,252         (1,143,232)
                                                                                                 ----------------------------------
            Net increase in net assets resulting from operations ............................        159,258,273         93,568,340
                                                                                                 ----------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income--net:
               Class I ......................................................................       (151,098,183)       (91,448,904)
               Class II .....................................................................         (5,513,638)        (3,258,825)
            Realized gain--net:
               Class I ......................................................................               (192)            (3,716)
               Class II .....................................................................                 (8)              (127)
                                                                                                 ----------------------------------
            Net decrease in net assets resulting from dividends and distributions to
             shareholders ...................................................................       (156,612,021)       (94,711,572)
                                                                                                 ----------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets derived from beneficial interest
             transactions ...................................................................        492,597,908     (1,042,547,832)
                                                                                                 ----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase (decrease) in net assets .........................................        495,244,160     (1,043,691,064)
            Beginning of year ...............................................................      3,500,713,239      4,544,404,303
                                                                                                 ----------------------------------
            End of year* ....................................................................    $ 3,995,957,399    $ 3,500,713,239
                                                                                                 ==================================
               * Undistributed investment income--net .......................................    $        15,179                 --
                                                                                                 ==================================

      See Notes to Financial Statements.


12     MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006

Financial Highlights

                                                                              Class I
The following per share data                --------------------------------------------------------------------------
and ratios have been derived                                      For the Year Ended October 31,
from information provided in                --------------------------------------------------------------------------
the financial statements.                      2006            2005            2004            2003            2002
======================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .....    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                            --------------------------------------------------------------------------
Investment income--net .................         .0425           .0233           .0075           .0088           .0163
Realized and unrealized gain (loss)--net         .0007          (.0003)         (.0004)         (.0011)         (.0012)
                                            --------------------------------------------------------------------------
Total from investment operations .......         .0432           .0230           .0071           .0077           .0151
                                            --------------------------------------------------------------------------
Less dividends and distributions:
   Investment income--net ..............        (.0425)         (.0233)         (.0075)         (.0088)         (.0163)
   Realized gain--net ..................            --+             --+             --+         (.0001)         (.0001)
                                            --------------------------------------------------------------------------
Total dividends and distributions ......        (.0425)         (.0233)         (.0075)         (.0089)         (.0164)
                                            --------------------------------------------------------------------------
Net asset value, end of year ...........    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                            ==========================================================================
Total Investment Return ................          4.30%           2.35%            .75%            .88%           1.66%
                                            ==========================================================================
======================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ................           .59%            .59%            .58%            .55%            .56%
                                            ==========================================================================
Expenses ...............................           .59%            .59%            .58%            .55%            .56%
                                            ==========================================================================
Investment income and realized gain--net          4.28%           2.27%            .74%            .90%           1.65%
                                            ==========================================================================
======================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands) .    $3,864,470      $3,368,462      $4,388,882      $5,199,455      $6,669,287
                                            ==========================================================================

                                                                            Class II
The following per share data                --------------------------------------------------------------------------
and ratios have been derived                                      For the Year Ended October 31,
from information provided in                --------------------------------------------------------------------------
the financial statements.                      2006            2005            2004            2003            2002
======================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .....    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                            --------------------------------------------------------------------------
Investment income--net .................         .0426           .0232           .0055           .0069           .0144
Realized and unrealized gain (loss)--net         .0007          (.0003)         (.0004)         (.0011)         (.0013)
                                            --------------------------------------------------------------------------
Total from investment operations .......         .0433           .0229           .0051           .0058           .0131
                                            --------------------------------------------------------------------------
Less dividends and distributions:
   Investment income--net ..............        (.0426)         (.0232)         (.0055)         (.0069)         (.0143)
   Realized gain--net ..................            --+             --+             --+         (.0001)         (.0001)
                                            --------------------------------------------------------------------------
Total dividends and distributions ......        (.0426)         (.0232)         (.0055)         (.0070)         (.0144)
                                            --------------------------------------------------------------------------
Net asset value, end of year ...........    $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                            ==========================================================================
Total Investment Return ................          4.31%           2.34%            .55%            .69%           1.46%
                                            ==========================================================================
======================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ................           .59%            .61%            .78%            .75%            .76%
                                            ==========================================================================
Expenses ...............................           .79%            .61%            .78%            .75%            .76%
                                            ==========================================================================
Investment income and realized gain--net          4.27%           2.28%            .54%            .70%           1.46%
                                            ==========================================================================
======================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands) .    $  131,487      $  132,251      $  155,522      $  201,615      $  266,239
                                            ==========================================================================

+     Amount is less than $(.0001) per share.

      See Notes to Financial Statements.


       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006       13

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch Retirement Reserves Money Fund (the "Fund") is a separate Fund offering separate classes of shares of Merrill Lynch Retirement Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which will comprise a series of separate portfolios offering a separate class of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch"), acts as passive custodian. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Class I and Class II Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class II Shares bear certain expenses related to the distribution of such shares. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. At the present time, the Fund is the only series offered. The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements -- The Fund may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks-to-market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the seller defaults and the fair value of the collateral declines, liquidation of the collateral of the Fund may be delayed or limited.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

(g) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a


14     MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006
loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(h) Bank overdraft -- The Fund recorded a bank overdraft, which resulted from management estimates of available cash.

(i) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of FAS 157. At this time its impact on the Fund's financial statements has not been determined.

(j) Reclassification -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $15,179 has been reclassified between undistributed net realized capital gains and undistributed net investment income as a result of a permanent difference attributable to the reclassification of distributions. This reclassification has no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

On September 29, 2006, BlackRock, Inc. and Merrill Lynch combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM") and its affiliates, with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

On August 31, 2006, shareholders of the Fund approved a new Investment Advisory Agreement with BlackRock Advisors, Inc. (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors, Inc. was recently reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The new Investment Advisory Agreement between the Fund and the Manager became effective on September 29, 2006. Prior to September 29, 2006, MLIM was the Investment Adviser. The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner. The Fund has also entered into a separate Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $1 billion; .45% of average daily net assets in excess of $1 billion but not exceeding $2 billion; .40% of average daily net assets in excess of $2 billion but not exceeding $3 billion; .375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; .35% of average daily net assets in excess of $4 billion but not exceeding $7 billion; .325% of average daily net assets in excess of $7 billion but not exceeding $10 billion; .30% of average daily net assets in excess of $10 billion but not exceeding $15 billion and .29% of average daily net assets in excess of $15 billion. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Institutional Management Corporation, an affiliate of the Manager, under which the Manager pays the Sub-Adviser for services it provides a fee equal to 59% of the management fee paid by the Fund to the Manager.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of ..20% of the Fund's average daily net assets attributable to


       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006       15

Class II Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Class II Shares. The Distributor contractually agreed to waive such fees. The distribution fees earned, all of which were waived, were as follows:

--------------------------------------------------------------------------------
             For the Period                      For the Period
             Nov. 1, 2005 to                     Sept. 30, 2006
             Sept. 29, 2006                     to Oct. 31, 2006
            Distribution Fees                   Distribution Fees
             Earned by FAMD                       Earned by BDI
--------------------------------------------------------------------------------
                $235,003                             $23,474
--------------------------------------------------------------------------------

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. Prior to September 29, 2006, BIM was organized as Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, and MLIM, LLC was the security lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.

The Fund reimbursed the Manager and/or MLIM for certain accounting services. The reimbursements were as follows:

--------------------------------------------------------------------------------
            For the Period                       For the Period
            Nov. 1, 2005 to                      Sept. 30, 2006
            Sept. 29, 2006                      to Oct. 31, 2006
             Reimbursement                        Reimbursement
                to MLIM                          to the Manager
--------------------------------------------------------------------------------
                $72,928                              $6,183
--------------------------------------------------------------------------------

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch, is the Fund's transfer agent.

Prior to September 29, 2006, certain officers and/or trustees of the Fund were officers and/or directors of MLIM, PSI, FDS, FAMD, Merrill Lynch, and/or MLIM, LLC.

Commencing September 29, 2006, certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $492,597,908 and $(1,042,547,832) for the years ended October 31, 2006 and October 31, 2005, respectively.

Transactions in beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Class I Shares for the Year                                         Dollar
Ended October 31, 2006                        Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................       15,303,122,278      $ 15,303,122,278
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ................          151,067,451           151,067,451
                                         --------------------------------------
Total issued .......................       15,454,189,729        15,454,189,729
Shares redeemed ....................      (14,960,735,293)      (14,960,735,293)
                                         --------------------------------------
Net increase .......................          493,454,436      $    493,454,436
                                         ======================================

-------------------------------------------------------------------------------
Class I Shares for the Year                                         Dollar
Ended October 31, 2005                        Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................       14,279,895,614      $ 14,279,895,614
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ................           91,472,487            91,472,487
                                         --------------------------------------
Total issued .......................       14,371,368,101        14,371,368,101
Shares redeemed ....................      (15,390,687,665)      (15,390,687,665)
                                         --------------------------------------
Net decrease .......................       (1,019,319,564)     $ (1,019,319,564)
                                         ======================================

-------------------------------------------------------------------------------
Class II Shares for the Year                                        Dollar
Ended October 31, 2006                        Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................          208,584,924      $    208,584,924
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ................            5,512,570             5,512,570
                                         --------------------------------------
Total issued .......................          214,097,494           214,097,494
Shares redeemed ....................         (214,954,022)         (214,954,022)
                                         --------------------------------------
Net decrease .......................             (856,528)     $       (856,528)
                                         ======================================

-------------------------------------------------------------------------------
Class II Shares for the Year                                        Dollar
Ended October 31, 2005                        Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................          209,045,319      $    209,045,319
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ................            3,256,198             3,256,198
                                         --------------------------------------
Total issued .......................          212,301,517           212,301,517
Shares redeemed ....................         (235,529,785)         (235,529,785)
                                         --------------------------------------
Net decrease .......................          (23,228,268)     $    (23,228,268)
                                         ======================================


16     MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006

Notes to Financial Statements (concluded)

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended October 31, 2006 and October 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                                 10/31/2006          10/31/2005
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ......................        $156,612,021        $ 94,711,572
                                                --------------------------------
Total taxable distributions ............        $156,612,021        $ 94,711,572
                                                ================================

As of October 31, 2006, the components of accumulated losses on a tax basis were as follows:
-----------------------------------------------------------------------------
Undistributed ordinary income -- net ......................         $  15,179
Undistributed long-term capital gains -- net ..............                --
                                                                    ---------
Total undistributed earnings -- net .......................            15,179
Capital loss carryforward .................................           (15,179)*
Unrealized losses -- net ..................................          (434,809)**
                                                                    ---------
Total accumulated losses -- net ...........................         $(434,809)
                                                                    =========

* On October 31, 2006, the Fund had a net capital loss carryforward of $15,179, all of which expires in 2013. This amount will be available to offset like amounts of any future taxable gains.
** As of October 31, 2006, there were no significant differences between the book and tax components of net assets.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
December 20, 2006


       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006       17

Disclosure of Investment Advisory Agreement

Disclosure of MLIM Management Agreement

The Board of Trustees of the Trust met in August 2006 to consider approval of the management agreement between the Trust, on behalf of the Fund, and Merrill Lynch Investment Managers, L.P. ("MLIM"), the Fund's manager at that time.

Activities and Composition of the Board

All but one member of the Board is an independent trustee whose only affiliation with MLIM or other Merrill Lynch affiliates was as a trustee of the Trust and as a director or trustee of certain other funds advised by MLIM or its affiliates. The Co-chairmen of the Board are also independent trustees. New trustee nominees are chosen by a Nominating Committee comprised of independent trustees. All independent trustees also are members of the Board's Audit Committee, and the independent trustees meet in executive session at each in-person Board meeting. The Board and the Audit Committee meet in person for at least two days each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal Board meetings and some of which are informational meetings. The independent counsel to the independent trustees attends all in-person Board and Audit Committee meetings and other meetings at the independent trustees' request.

MLIM Investment Advisory Agreement -- Matters Considered by the Board

Every year, the Board considers approval of the Fund's management agreement. The Board assesses the nature, scope and quality of the services provided to the Fund by the personnel of the manager and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. The Board also receives and assesses information regarding the services provided to the Fund by certain unaffiliated service providers.

At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided by the manager and its affiliates. Among the matters considered are: (a) fees (in addition to management fees) paid to the manager and its affiliates by the Fund, such as transfer agency fees and fees for marketing and distribution; (b) Fund operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Fund's investment objective, policies and restrictions, and its compliance with its Code of Ethics and compliance policies and procedures; and (d) the nature, cost and character of non-investment management services provided by the manager and its affiliates.

The Board noted its view of MLIM as one of the most experienced global asset management firms and considered the overall services provided by MLIM to be of high quality. The Board also noted its view of MLIM as financially sound and well managed and noted MLIM's affiliation with one of America's largest financial firms. The Board works closely with the manager in overseeing the manager's efforts to achieve good performance. As part of this effort, the Board discusses portfolio manager effectiveness and, when performance is not satisfactory, discusses with the manager taking steps such as changing investment personnel.

Annual Consideration of Approval by the Board

In the period prior to the Board meeting to consider renewal of the management agreement, the Board requests and receives materials specifically relating to the management agreement. These materials include (a) information compiled by Lipper Inc. ("Lipper") on the fees and expenses and investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (b) sales and redemption data for the Fund; (c) a discussion by the Fund's portfolio management team regarding investment strategies used by the Fund during its most recent fiscal year; (d) information on the profitability to the manager and its affiliates of the management agreement and other relationships with the Fund; and (e) information provided by the manager concerning investment advisory fees charged to other clients, such as retail funds, under similar investment mandates. The Board also considers other matters it deems important to the approval process, such as payments made to the manager or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, the Fund's portfolio turnover statistics, and direct and indirect benefits to the manager and its affiliates from their relationship with the Fund.

Certain Specific Renewal Data

In connection with the most recent renewal of the Fund's management agreement with MLIM (the "MLIM Management Agreement") in August 2006, the independent trustees' and the Board's review included the following:


18     MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006

Services Provided by the Investment Adviser -- The Board reviewed the nature, extent and quality of services provided by MLIM, focusing on the investment advisory services and the resulting performance of the Fund. The Board uses data provided by Lipper and by management in its review of advisory services. The Board compared Fund performance -- both including and excluding the effects of the Fund's fees and expenses -- to the performance of a comparable group of funds and the performance of a relevant index or combination of indexes. While the Board reviews performance data at least quarterly, the Board attaches more importance to performance over relatively long periods of time, typically three to five years. The Board concluded that the comparative data indicated that the Fund's performance was competitive. Considering all these factors, the Board concluded that the nature and quality of the services provided supported the continuation of the MLIM Management Agreement.

MLIM's Personnel and Investment Process -- The Board reviewed the Fund's investment objectives and strategies. The Board discussed with MLIM's senior management responsible for investment operations and the senior management of MLIM's taxable fixed-income investing group the strategies being used to achieve the stated objectives. Among other things, the Board considered the size, education and experience of MLIM's investment staff, its use of technology, and MLIM's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed MLIM's compensation policies and practices with respect to the Fund's portfolio managers. The Board also considered the experience of Mr. Benito, the Fund's portfolio manager at that time. The Board concluded that MLIM and its investment staff have extensive experience in analyzing and managing the types of investments used by the Fund and that the Fund benefits from that experience.

Management Fees and Other Expenses -- The Board reviewed the Fund's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels -- the actual rate includes advisory and administrative service fees and the effects of any fee waivers -- compared to the other funds in its Lipper category and compared the Fund's total expenses to those of other comparable funds. The Board considered the services provided to and the fees charged by MLIM to other types of clients with similar investment mandates. The Board determined that the Fund's contractual and actual management fee rates, as well as total expenses, were competitive with those of comparable funds. The Board concluded that the Fund's management fee rate and overall expense ratio were reasonable.

Profitability -- The Board considers the cost of the services provided to the Fund by the manager, and the manager's and its affiliates' profits relating to the management and distribution of the Fund and the funds advised by the investment manager and its affiliates. As part of its analysis, the Board reviewed MLIM's methodology in allocating its costs to the management of the Fund and concluded that there was a reasonable basis for the allocation. The Board concluded that the profits of MLIM and its affiliates were acceptable in relation to the nature and quality of services provided.

Economies of Scale -- The Board considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in these economies of scale. The Board noted that the Fund's management fee schedule included breakpoints that reduce the Fund's management fee rate as the Fund's assets increase. The Board determined that the management fee structure was reasonable and that no changes were currently necessary.

Conclusion

After the independent trustees deliberated in executive session, the entire Board, including all of the independent trustees, approved the renewal of the MLIM Management Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders.


       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006       19

Disclosure of New Investment Advisory Agreement

New BlackRock Management Agreement -- Matters Considered by the Board

In connection with the combination of Merrill Lynch's investment advisory business, including Merrill Lynch Investment Managers, L.P. (the "Previous Investment Adviser"), with that of BlackRock, Inc. ("BlackRock") to create a new independent company ("New BlackRock") (the "Transaction"), the Fund's Board of Trustees considered and approved a new investment advisory agreement (the "BlackRock Investment Advisory Agreement") between the Fund and BlackRock Advisors, LLC ("BlackRock Advisors"). The Fund's shareholders subsequently approved the BlackRock Investment Advisory Agreement and it became effective on September 29, 2006, replacing the investment advisory agreement with the Previous Investment Adviser (the "Previous Investment Advisory Agreement").

The Board discussed the BlackRock Investment Advisory Agreement at telephonic and in-person meetings held during April and May 2006. The Board, including the independent trustees, approved the BlackRock Investment Advisory Agreement at an in-person meeting held on May 9, 2006.

To assist the Board in its consideration of the BlackRock Investment Advisory Agreement, BlackRock provided materials and information about BlackRock, including its financial condition and asset management capabilities and organization, and Merrill Lynch provided materials and information about the Transaction. The independent trustees, through their independent legal counsel, also requested and received additional information from Merrill Lynch and BlackRock in connection with their consideration of the BlackRock Investment Advisory Agreement. The additional information was provided in advance of the May 9, 2006 meeting. In addition, the independent trustees consulted with their counsel and Fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the trustees' deliberations.

At the Board meetings, the trustees discussed with Merrill Lynch management and certain BlackRock representatives the Transaction, its strategic rationale and BlackRock's general plans and intentions regarding the Fund. At these Board meetings, representatives of Merrill Lynch and BlackRock made presentations to and responded to questions from the Board. The trustees also inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of the Previous Investment Adviser, and of its affiliates, to be transferred to BlackRock in connection with the Transaction. The independent trustees of the Board also conferred separately and with their counsel about the Transaction and other matters related to the Transaction on a number of occasions, including in connection with the April and May 2006 meetings. After the presentations and after reviewing the written materials provided, the independent trustees met in executive sessions with their counsel to consider the BlackRock Investment Advisory Agreement.

In connection with the Board's review of the BlackRock Investment Advisory Agreement, Merrill Lynch and/or BlackRock advised the trustees about a variety of matters. The advice included the following, among other matters:

o that there was not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by BlackRock Advisors, including compliance services;

o that operation of New BlackRock as an independent investment management firm would enhance its ability to attract and retain talented professionals;

o that the Fund was expected to benefit from having access to BlackRock's state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions(R) brand name;

o that BlackRock had no present intention to alter any applicable expense waivers or reimbursements that were currently in effect and, while it reserved the right to do so in the future, it would seek the approval of the Board before making any changes;

o that BlackRock and Merrill Lynch would enter into an agreement, for an initial three-year period and automatically renewable from year to year thereafter, in connection with the Transaction under which Merrill Lynch-affiliated broker-dealers would continue to offer the Fund as an investment product;

o that BlackRock Advisors would have substantially the same access to the Merrill Lynch sales force when distributing shares of the Fund as was currently being provided to the Previous Investment Adviser and that other arrangements between the Previous Investment Adviser and Merrill Lynch sales channels would be preserved;

o that the Fund would have access to BlackRock's network of third party brokers, retirement plan platforms and registered investment advisers;


20     MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006

o that in connection with the Transaction, Merrill Lynch and BlackRock had agreed to conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the "1940 Act") in relation to any public funds advised by BlackRock or the Previous Investment Adviser (or affiliates), respectively; and

o that Merrill Lynch and BlackRock would derive benefits from the Transaction and that, as a result, they had a financial interest in the matters being considered that was different from that of Fund shareholders.

The trustees considered the information provided by Merrill Lynch and BlackRock above, and, among other factors, the following:

o the potential benefits to Fund shareholders from being part of a combined fund family with BlackRock-sponsored funds, including possible economies of scale and access to investment opportunities;

o the potential for expanding distribution of Fund shares through improved access to third party distribution;

o the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of New BlackRock;

o     the compliance policies and procedures of BlackRock Advisors;

o the terms and conditions of the BlackRock Investment Advisory Agreement, including the fact that the Fund's advisory fee schedule would not increase under the BlackRock Investment Advisory Agreement, but would remain the same;

o that in August 2005, the Board had performed a full annual review of the Previous Investment Advisory Agreement, as required by the 1940 Act, and had determined that the Previous Investment Adviser had the capabilities, resources and personnel necessary to provide the advisory and administrative services that were then being provided to the Fund; and that the advisory and/or management fees paid by the Fund, taking into account any applicable agreed-upon fee waivers and breakpoints, had represented reasonable compensation to the Previous Investment Adviser in light of the services provided, the costs to the Previous Investment Adviser of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper Inc. ["Lipper"]), and such other matters as the trustees had considered relevant in the exercise of their reasonable judgment; and

o that Merrill Lynch had agreed to pay all expenses of the Fund in connection with the Board's consideration of the BlackRock Investment Advisory Agreement and related agreements and all costs of shareholder approval of the BlackRock Investment Advisory Agreement and as a result the Fund would bear no costs in obtaining shareholder approval of the BlackRock Investment Advisory Agreement.

Certain of these considerations are discussed in more detail below.

In its review of the BlackRock Investment Advisory Agreement, the Board assessed the nature, quality and scope of the services to be provided to the Fund by the personnel of BlackRock Advisors and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. In its review of the BlackRock Investment Advisory Agreement, the Board also considered a range of information in connection with its oversight of the services to be provided by BlackRock Advisors and its affiliates. Among the matters considered were: (a) fees (in addition to management fees) to be paid to BlackRock Advisors and its affiliates by the Fund; (b) Fund operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Fund's investment objective, policies and restrictions, and its compliance with its Code of Ethics and BlackRock Advisors' compliance policies and procedures; and
(d) the nature, cost and character of non-investment management services to be provided by BlackRock Advisors and its affiliates.

In the period prior to the Board meeting to consider renewal of the Previous Investment Advisory Agreement, the Board had requested and received materials specifically relating to the Previous Investment Advisory Agreement. These materials included (a) information compiled by Lipper on the fees and expenses and the investment performance of the Fund as compared to a comparable group of funds as classified by Lipper; (b) a discussion by the Fund's portfolio management team on investment strategies used by the Fund during its most recent fiscal year; (c) information on the profitability to


       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006       21
the Previous Investment Adviser of the Previous Investment Advisory Agreement and other payments received by the Previous Investment Adviser and its affiliates from the Fund; and (d) information provided by the Previous Investment Adviser concerning services related to the valuation and pricing of Fund portfolio holdings and direct and indirect benefits to the Previous Investment Adviser and its affiliates from their relationship with the Fund.

In their deliberations, the trustees considered information received in connection with their most recent approval of the continuance of the Previous Investment Advisory Agreement, in addition to information provided by BlackRock and BlackRock Advisors in connection with their evaluation of the terms and conditions of the BlackRock Investment Advisory Agreement. The trustees did not identify any particular information that was all-important or controlling. The trustees, including a majority of the independent trustees, concluded that the terms of the BlackRock Investment Advisory Agreement are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Fund, and that the BlackRock Investment Advisory Agreement should be approved and recommended to Fund shareholders.

Nature, Quality and Extent of Services Provided -- The Board reviewed the nature, quality and extent of services provided by the Previous Investment Adviser, including the investment advisory services and the resulting performance of the Fund, as well as the nature, quality and extent of services expected to be provided by BlackRock Advisors. The Board focused primarily on the Previous Investment Adviser's investment advisory services and the Fund's investment performance, but also considered certain areas in which both the Previous Investment Adviser and the Fund received services as part of the Merrill Lynch complex. The Board compared the Fund's performance -- both including and excluding the effects of fees and expenses -- to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. While the Board reviews performance data at least quarterly, consistent with the Previous Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years.

In evaluating the nature, quality and extent of the services to be provided by BlackRock Advisors under the BlackRock Investment Advisory Agreement, the trustees considered, among other things, the expected impact of the Transaction on the operations, facilities, organization and personnel of New BlackRock and how it would affect the Fund; the ability of BlackRock Advisors to perform its duties after the Transaction; and any anticipated changes to the investment and other practices of the Fund. The directors/trustees considered BlackRock's advice as to proposed changes in portfolio management personnel of the Fund after the closing of the Transaction.

The trustees were given information with respect to the potential benefits to the Fund and its shareholders from having access to BlackRock's state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions brand name.

The trustees were advised that, as a result of Merrill Lynch's equity interest in BlackRock after the Transaction, the Fund would continue to be subject to restrictions concerning certain transactions involving Merrill Lynch affiliates (for example, transactions with a Merrill Lynch broker-dealer acting as principal) absent revised or new regulatory relief. The trustees were advised that a revision of existing regulatory relief with respect to these restrictions was being sought from the Securities and Exchange Commission and were advised of the possibility of receipt of such revised regulatory relief.

Based on their review of the materials provided and the assurances they had received from the management of Merrill Lynch and of BlackRock, the trustees determined that the nature and quality of services to be provided to the Fund under the BlackRock Investment Advisory Agreement were expected to be as good as or better than that provided under the Previous Investment Advisory Agreement. It was noted, however, that changes in personnel were expected to follow the Transaction and the combination of the operations of the Previous Investment Adviser and its affiliates with those of BlackRock. The trustees noted that if portfolio managers or other personnel were to cease to be available prior to the closing of the Transaction, the Board would consider all available options, including seeking the investment advisory or other services of BlackRock affiliates. Accordingly, the trustees concluded that, overall, they were satisfied with assurances from BlackRock and BlackRock Advisors as to the expected nature, quality and extent of the services to be provided to the Fund under the BlackRock Investment Advisory Agreement.

Costs of Services Provided, Fees and Profitability -- It was noted that, in conjunction with the recent review of the Previous Investment Advisory Agreement, the trustees had received, among other things, a report from Lipper comparing the Fund's fees and expenses to those of a peer group selected by Lipper, and information as to the fees charged by the Previous Investment Adviser or its affiliates to other


22     MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006
registered investment company clients for investment management services. The Board reviewed the Fund's contractual management fee rate and actual management fee rate as a percentage of total assets at common asset levels -- the actual rate includes advisory fees and the effects of any fee waivers -- compared to the other funds in its Lipper category. They also compared the Fund's total expenses to those of other comparable funds. The information showed that the Fund had fees and expenses within the range of fees and expenses of comparable funds. The Board considered the services to be provided by and the fees to be charged by BlackRock Advisors to other funds with similar investment mandates and noted that the fees charged by BlackRock Advisors in those cases, including fee waivers and expense reimbursements, were generally comparable to those being charged to the Fund. The Board concluded that the Fund's management fee and fee rate and overall expense ratio are reasonable compared to those of other comparable funds.

In evaluating the costs of the services to be provided by BlackRock Advisors under the BlackRock Investment Advisory Agreement, the trustees considered, among other things, whether advisory fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the fact that the BlackRock Investment Advisory Agreement is substantially similar to the Previous Investment Advisory Agreement in all material respects, including the rate of compensation, the trustees determined that the Transaction should not increase the total fees payable, including any fee waivers or after any expense caps or expense reimbursements, for advisory and administrative services. The trustees noted that it was not possible to predict how the Transaction would affect BlackRock Advisors' profitability from its relationship with the Fund.

The trustees discussed with BlackRock Advisors its general methodology to be used in determining its profitability with respect to its relationship with the Fund and noted that they expect to receive profitability information from BlackRock Advisors on at least an annual basis.

Economies of Scale -- The Board considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in these economies of scale. The Board determined that changes were not currently necessary and that the Fund appropriately participated in these economies of scale.

Fall-Out Benefits -- The trustees considered whether the Fund would generate any fall-out benefits to BlackRock Advisors. Fall-out benefits are indirect profits from other activities that accrue to the adviser or its affiliates solely because of the existence of the Fund. In evaluating the fall-out benefits to be received by BlackRock Advisors under the BlackRock Investment Advisory Agreement, the trustees considered whether BlackRock Advisors would experience such benefits to the same extent that the Previous Investment Adviser was experiencing such benefits under the Previous Investment Advisory Agreement. Based on their review of the materials provided, including materials received in connection with their most recent approval of the continuance of the Previous Investment Advisory Agreement, and their discussions with management of the Previous Investment Adviser and BlackRock, the trustees determined that those benefits could include increased ability for BlackRock to distribute shares of its funds and other investment products. The trustees noted that any such benefits were difficult to quantify with certainty.

Investment Performance -- The trustees considered investment performance for the Fund. The trustees compared the Fund's performance -- both including and excluding the effects of fees and expenses -- to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. The comparative information received from Lipper showed Fund performance at various levels within the range of performance of comparable funds over different time periods. The trustees believed the Fund's performance was satisfactory. Also, the trustees took into account the investment performance of funds advised by BlackRock Advisors. The Board considered comparative information from Lipper which showed that the performance of the funds advised by BlackRock Advisors was within the range of performance of comparable funds over different time periods. The Board noted BlackRock's considerable investment management experience and capabilities,


       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006       23

Disclosure of New Investment Advisory Agreement (concluded)

but was unable to predict what effect, if any, consummation of the Transaction would have on the future performance of the Fund.

Conclusion -- After the independent trustees of the Fund deliberated in executive session, the entire Board, including the independent trustees, approved the BlackRock Investment Advisory Agreement, concluding that the advisory fee rate was reasonable in relation to the services provided and that the BlackRock Investment Advisory Agreement was in the best interests of the shareholders. In approving the BlackRock Investment Advisory Agreement, the Board noted that it anticipated reviewing the continuance of the agreement in advance of the expiration of the initial two-year period.

New BlackRock Sub-Advisory Agreement -- Matters Considered by the Board

At an in-person meeting held on August 22-23, 2006, the Board of Trustees, including the independent trustees, discussed and approved the sub-advisory agreement (the "BlackRock Sub-Advisory Agreement") between BlackRock Advisors and its affiliate, BlackRock Institutional Management Corporation (the "Sub-Adviser"). The BlackRock Sub-Advisory Agreement became effective on September 29, 2006, at the same time the BlackRock Investment Advisory Agreement became effective.

Pursuant to the BlackRock Sub-Advisory Agreement, the Sub-Adviser receives a monthly fee from BlackRock Advisors equal to 59% of the advisory fee received by BlackRock Advisors from the Fund. BlackRock Advisors pays the Sub-Adviser out of its own resources, and there is no increase in Fund expenses as a result of the BlackRock Sub-Advisory Agreement.

In approving the BlackRock Sub-Advisory Agreement at the August in-person meeting, the Board reviewed its considerations in connection with its approval of the BlackRock Investment Advisory Agreement in May 2006. The Board relied on the same information and considered the same factors as those discussed above in connection with the approval of the BlackRock Investment Advisory Agreement, and came to the same conclusions. In reviewing the sub-advisory fee rate provided in the BlackRock Sub-Advisory Agreement, the Board noted the fact that both BlackRock Advisors and the Sub-Adviser have significant responsibilities under their respective advisory agreements. BlackRock Advisors remains responsible for oversight of the Fund's operations and administration, and the Sub-Adviser provides advisory services to the Fund and is responsible for the day-to-day management of the Fund's portfolio under the BlackRock Sub-Advisory Agreement. The Board also took into account the fact that there is no increase in total advisory fees paid by the Fund as a result of the BlackRock Sub-Advisory Agreement. Under all of the circumstances, the Board concluded that it was a reasonable allocation of fees for the Sub-Adviser to receive 59% of the advisory fee paid by the Fund to BlackRock Advisors.

After the independent trustees deliberated in executive session, the entire Board, including the independent trustees, approved the BlackRock Sub-Advisory Agreement, concluding that the sub-advisory fee was reasonable in relation to the services provided and that the BlackRock Sub-Advisory Agreement was in the best interests of shareholders.


24     MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006

Officers and Trustees

                                                                                                       Number of
                                                                                                       Funds and
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held with    Time                                                           Overseen by     Held by
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  President    2005 to  Vice Chairman and Director of BlackRock, Inc.,        122 Funds       None
Doll, Jr.*  Princeton, NJ  and          present  Global Chief Investment Officer for Equities,         168 Portfolios
            08543-9011     Trustee               Chairman of the BlackRock Retail Operating
            Age: 52                              Committee, and member of the BlackRock Executive
                                                 Committee since 2006; President of the Funds
                                                 advised by Merrill Lynch Investment Managers, L.P.
                                                 ("MLIM") and its affiliates ("MLIM/FAM-advised
                                                 funds from 2005 to 2006 and Chief Investment Officer
                                                 thereof from 2001 to 2006; President of MLIM and
                                                 Fund Asset Management, L.P. ("FAM") from 2001 to
                                                 2006; Co-Head (Americas Region) thereof from 2000
                                                 to 2001 and Senior Vice President from 1999 to
                                                 2001; President and Director of Princeton Services,
                                                 Inc. ("Princeton Services") since 2001; President
                                                 of Princeton Administrators, L.P. ("Princeton
                                                 Administrators") from 2001 to 2006; Chief
                                                 Investment Officer of OppenheimerFunds, Inc. in
                                                 1999 and Executive Vice President thereof from 1991
                                                 to 1999.
            ------------------------------------------------------------------------------------------------------------------------
            *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which
                  BlackRock acts as investment adviser. Mr. Doll is an "interested person," as defined in the Investment Company
                  Act, of the Fund based on his current and former positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund
                  President, Mr. Doll serves at the pleasure of the Board of Trustees.

====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
James H.    P.O. Box 9095  Trustee      2002 to  Director, The China Business Group, Inc. since 1996   37 Funds        None
Bodurtha**  Princeton, NJ               present  and Executive Vice President thereof from 1996 to     57 Portfolios
            08543-9095                           2003; Chairman of the Board, Berkshire Holding
            Age: 62                              Corporation since 1980; Partner, Squire, Sanders &
                                                 Dempsey from 1980 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A.  P.O. Box 9095  Trustee      2005 to  Professor, Harvard University since 1992; Professor,  37 Funds        None
Froot       Princeton, NJ               present  Massachusetts Institute of Technology from 1986 to    57 Portfolios
            08543-9095                           1992.
            Age: 49
------------------------------------------------------------------------------------------------------------------------------------


       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006       25

                                                                                                       Number of
                                                                                                       Funds and
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held with    Time                                                           Overseen by     Held by
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Trustees* (continued)
------------------------------------------------------------------------------------------------------------------------------------
Joe         P.O. Box 9095  Trustee      1994 to  Member of the Committee of Investment of Employee     37 Funds        Kimco
Grills**    Princeton, NJ               present  Benefit Assets of the Association of Financial        57 Portfolios   Realty
            08543-9095                           Professionals ("CIEBA") since 1986; Member of                         Corporation
            Age: 71                              CIEBA's Executive Committee since 1988 and its
                                                 Chairman from 1991 to 1992; Assistant Treasurer of
                                                 International Business Machines Corporation ("IBM")
                                                 and Chief Investment Officer of IBM Retirement
                                                 Funds from 1986 to 1993; Member of the Investment
                                                 Advisory Committee of the State of New York Common
                                                 Retirement Fund since 1989; Member of the
                                                 Investment Advisory Committee of the Howard Hughes
                                                 Medical Institute from 1997 to 2000; Director, Duke
                                                 University Management Company from 1992 to 2004,
                                                 Vice Chairman thereof from 1998 to 2004, and
                                                 Director Emeritus thereof since 2004; Director,
                                                 LaSalle Street Fund from 1995 to 2001; Director,
                                                 Kimco Realty Corporation since 1997; Member of the
                                                 Investment Advisory Committee of the Virginia
                                                 Retirement System since 1998, Vice Chairman thereof
                                                 from 2002 to 2005, and Chairman thereof since 2005;
                                                 Director, Montpelier Foundation since 1998 and its
                                                 Vice Chairman since 2000; Member of the Investment
                                                 Committee of the Woodberry Forest School since
                                                 2000; Member of the Investment Committee of the
                                                 National Trust for Historic Preservation since
                                                 2000.
------------------------------------------------------------------------------------------------------------------------------------
Herbert I.  P.O. Box 9095  Trustee      2002 to  Chairman of the Board of Directors of Vigilant        37 Funds        None
London      Princeton, NJ               present  Research, Inc. since 2006; Member of the Board of     57 Portfolios
            08543-9095                           Directors for Grantham University since 2006;
            Age: 67                              Director of AIMS since 2006; Director of Reflex
                                                 Security since 2006; Director of InnoCentive, Inc.
                                                 since 2006; Director of Cerego, LLC since 2005;
                                                 Professor Emeritus, New York University since 2005;
                                                 John M. Olin Professor of Humanities, New York
                                                 University from 1993 to 2005, and Professor thereof
                                                 from 1980 to 2005; President, Hudson Institute
                                                 since 1997 and Trustee thereof since 1980; Dean,
                                                 Gallatin Division of New York University from 1976
                                                 to 1993; Distinguished Fellow, Herman Kahn Chair,
                                                 Hudson Institute from 1984 to 1985; Director, Damon
                                                 Corp. from 1991 to 1995; Overseer, Center for Naval
                                                 Analyses from 1983 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Roberta     P.O. Box 9095  Trustee      2002 to  Shareholder, Modrall, Sperling, Roehl, Harris &       37 Funds        None
Cooper      Princeton, NJ               present  Sisk, P.A. since 1993; President, American Bar        57 Portfolios
Ramo        08543-9095                           Association from 1995 to 1996 and Member of the
            Age: 64                              Board of Governors thereof from 1994 to 1997;
                                                 Shareholder, Poole, Kelly & Ramo, Attorneys at Law,
                                                 P.C. from 1977 to 1993; Director of ECMC Group
                                                 (service provider to students, schools and lenders)
                                                 since 2001; Director, United New Mexico Bank (now
                                                 Wells Fargo) from 1983 to 1988; Director, First
                                                 National Bank of New Mexico (now Wells Fargo) from
                                                 1975 to 1976; Vice President, American Law
                                                 Institute since 2004.


26     MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006

Officers and Trustees (concluded)

                                                                                                       Number of
                                                                                                       Funds and
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held with    Time                                                           Overseen by     Held by
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Robert S.   P.O. Box 9095  Trustee      1996 to  Principal of STI Management (investment adviser)      37 Funds        None
Salomon,    Princeton, NJ               present  from 1994 to 2005; Chairman and CEO of Salomon        57 Portfolios
Jr.         08543-9095                           Brothers Asset Management Inc. from 1992 to 1995;
            Age: 69                              Chairman of Salomon Brothers Equity Mutual Funds
                                                 from 1992 to 1995; regular columnist with Forbes
                                                 Magazine from 1992 to 2002; Director of Stock
                                                 Research and U.S. Equity Strategist at Salomon
                                                 Brothers Inc. from 1975 to 1991; Trustee,
                                                 Commonfund from 1980 to 2001.
            ------------------------------------------------------------------------------------------------------------------------
            *     Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
            **    Co-Chairman of the Board of Trustees and the Audit Committee.

                           Position(s)  Length of
                           Held         Time
Name        Address & Age  with Fund    Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1993 to  Managing Director of BlackRock since 2006; Managing Director of MLIM and FAM in
Burke       Princeton, NJ  President    present  2006; First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer thereof
            08543-9011     and          and      from 1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997.
            Age: 46        Treasurer    1999 to
                                        present
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Fund Chief   2004 to  Managing Director of BlackRock and Fund Chief Compliance Officer since 2006; Chief
Hiller      Princeton, NJ  Compliance   present  Compliance Officer of the MLIM/FAM-advised funds and First Vice President and Chief
            08543-9011     Officer               Compliance Officer of MLIM (Americas Region) from 2004 to 2006; Chief Compliance
            Age: 55                              Officer of the IQ Funds since 2004; Global Director of Compliance at Morgan Stanley
                                                 Investment Management from 2002 to 2004; Managing Director and Global Director of
                                                 Compliance at Citigroup Asset Management from 2000 to 2002; Chief Compliance
                                                 Officer at Soros Fund Management in 2000; Chief Compliance Officer at Prudential
                                                 Financial from 1995 to 2000; Senior Counsel in the Securities and Exchange
                                                 Commission's Division of Enforcement in Washington, D.C. from 1990 to 1995.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to  Director of BlackRock since 2006; Director (Legal Advisory) of MLIM from 2002 to
Pellegrino  Princeton, NJ               present  2006; Vice President of MLIM from 1999 to 2002; Attorney associated with MLIM from
            08543-9011                           1997 to 2006; Secretary of MLIM, FAM, FAM Distributors, Inc. and Princeton Services
            Age: 46                              from 2004 to 2006.
            ------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


       MERRILL LYNCH RETIREMENT RESERVES MONEY FUND    OCTOBER 31, 2006       27

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Retirement Reserves Money Fund
Of Merrill Lynch Retirement Series Trust
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                 #10262 -- 10/06

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Joe Grills,
         (2) Robert S. Salomon, Jr., and (3) Stephen B. Swensrud (retired as of December 31, 2005).

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending October 31, 2006 - $35,000
                                  Fiscal Year Ending October 31, 2005 - $34,500

         (b) Audit-Related Fees - Fiscal Year Ending October 31, 2006 - $0
                                  Fiscal Year Ending October 31, 2005 - $0

         (c) Tax Fees -           Fiscal Year Ending October 31, 2006 - $6,000
                                  Fiscal Year Ending October 31, 2005 - $5,700

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending October 31, 2006 - $0
                                  Fiscal Year Ending October 31, 2005 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2)  0%

         (f) Not Applicable

         (g) Fiscal Year Ending October 31, 2006 - $3,204,783
             Fiscal Year Ending October 31, 2005 - $6,277,749

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,739,500 , 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: January 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: January 3, 2007


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust

Date: January 3, 2007